Subsidiaries (Details)	Sep. 30, 2025
Arqit Limited
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit Inc.
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit LLC
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%